Financial Instruments (Schedule of Maximum Exposure to Credit Risk for Trade Receivables By Geographic Region) (Details) - Credit Risk [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk	$ 1,118,405	$ 1,080,614
Trade Receivables [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk	67,994	73,900
Trade Receivables [Member] | Israel [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk	55,865	67,177
Trade Receivables [Member] | UNITED STATES
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk	$ 12,129	$ 6,723